Shareholder Report, Average Annual Return (Details) 193848_Innovator U.S. Small Cap Power Buffer ETF - July_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	64 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Power Buffer ETF - July NAV
Average Annual Return, Percent	8.23%	5.54%	5.89%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	14.41%	11.50%	12.17%
Russell 2000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000
Average Annual Return, Percent	12.87%	10.01%	10.70%